Leases - Summary of Future Undiscounted Lease Payments for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024, operating lease	$ 553	$ 595
2025, operating lease	560	635
2026, operating lease	568	642
2027, operating lease	576	649
2028, operating lease	547	657
Thereafter, operating lease	1,854	2,686
Total undiscounted lease payments, operating lease	4,658	5,864
Less: imputed interest, operating lease	(922)	(1,193)
Net lease liabilities	$ 3,736	$ 4,671